FINANCIAL INSTRUMENTS (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities	$ 5,877,835	$ 5,371,222
Accounts payable and accrued liabilities | Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities	5,846,672	5,348,110
Loan Payable | Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities	31,163	23,112
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	65,050,407	112,500,785
Cash and cash equivalents. | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	63,720,102	38,469,057
Funds held in trust | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets		795,516
Restricted cash | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	776,551	588,041
Short-term investments | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets		72,552,870
Accounts receivables | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	500,569	44,780
Shareholder's loan receivable | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 53,185	$ 50,521